Inventories - Schedule of Inventories and Reserve of Inventories (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule of Inventories and Reserve of Inventories [Abstract]
Raw materials	[1]	$ 310,520	$ 274,199
Finished goods	[2]	70,624	217,248
Work in progress	[3]		31,493
Inventories, net		$ 381,144	$ 522,940

[1]	Raw materials included components and parts for manufacturing electronic control systems and the provision of maintenance service.
[2]	Finished goods included battery packs and electronic control systems.
[3]	Work in progress included work in progress of electronic control systems.